DEBT - Schedule of Line of Credit Facilities (Q3) (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Credit facility	$ 0	$ 6,000,000	$ 7,740,000
Less unamortized deferred financing costs	0	(21,724)	(90,139)
Credit facility, net	$ 0	$ 5,978,276	$ 7,649,861